Income Taxes - Components of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes:
United States	$ 82,865	$ 69,363	$ 57,339
Foreign	143,896	138,246	147,188
INCOME BEFORE INCOME TAX EXPENSE	$ 226,761	$ 207,609	$ 204,527